Introduction	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Introduction

1.	Introduction:

Nature of business

Kidoz Inc. (the “Company”, “Kidoz” or “we”), incorporated in Anguilla, British West Indies in 2005, is a contextual advertising platform built for high-attention, high-compliance mobile environments. Originally developed for children’s digital environments, where compliance and safety requirements are highest, Kidoz delivers privacy-first contextual targeting advertising solutions without the reliance on personal data tracking or behavioral profiling.

The Company’s platform combines proprietary software development kit (“SDK”) integrations with contextual targeting technologies, including the Kidoz Privacy Shield and the Kite IQ contextual AI engine, to align advertising with content, environment, and geographic context. Google-certified and Apple-approved, these solutions are designed to operate in compliance with applicable regulations and platform standards, including COPPA, GDPR-K, and Apple App Tracking Transparency.

Kidoz operates a direct, full-stack platform connecting app developers and advertisers. The platform enables developers to monetize their applications in a compliant manner, while enabling advertisers to engage customers through curated, high-attention mobile applications and games.

The Company’s technology supports the delivery of interactive advertising experiences within selected environments and at defined moments in the user experience, with the objective of driving measurable outcomes without reliance on personal data.

Effective January 1, 2023, Kidoz Inc. continued out of the jurisdiction of the Anguillian Business Companies Act, 2022, and into the jurisdiction of the Canada Business Corporations Act (“CBCA”).

Continuing operations

These consolidated financial statements have been prepared assuming the realization of assets and the settlement of liabilities in the normal course of operations. The Company expects to continue to generate sufficient cash flows to fund continued operations for the next 12 months, or, in the absence of adequate cash flows from operations, obtaining additional financing.

Management continues to review operations in order to identify additional strategies designed to generate cash flow, improve the Company’s financial position, and enable the timely discharge of the Company’s obligations.